UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
November 15, 2022 to December 12, 2022

Commission File Number of issuing entity: 333-177354-05
Central Index Key Number of issuing entity: 0001566544

UBS-Barclays Commercial Mortgage Trust 2013-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177354
Central Index Key Number of depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0000312070
Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001660492
GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the sponsors and mortgage loan sellers)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001682523
Starwood Mortgage Funding II LLC (formerly known
as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Nicholas Galeone  (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-2050682
Upper Tier Remic 46-2060407
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 713-2000
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report
on Form 10-D filed by the Registrant on December 19, 2022 (SEC Accession No.
0001020242-22-000285) (the "Original 10-D").  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as
Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.
The payment revisions were made to reflect the payoff of The Village of Cross Keys
Mortgage Loan (Loan Number 12 on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on February 28, 2013 pursuant to Rule 424(b)(5)), and resulted in additional principal payments to the Class A-4 Certificateholders in the amount of $1,426,773.10, additional principal payments to the Class A-S Certificateholders in the amount of $10,551,736.75 and additional principal payments to the Class A-S-EC
Certificateholders in the amount of $6,038,777.31.  The additional payments were made to the Class A-4, Class A-S and Class A-S-EC Certificateholders on December 28, 2022.

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On December 12, 2022, a distribution was made to the holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5.
The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

During the distribution period from November 15, 2022 to December 12, 2022 no assets securitized by UBS Commercial Mortgage Securitization
Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage
Trust 2013-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G on pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 15, 2022.  The
CIK number of the Depositor is 0001532799.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
August 12, 2022.  The CIK number of UBS is 0001541886.

Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant
to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
November 03, 2022.   The CIK number of Barclays is 0000312070.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the
sponsors and mortgage loan sellers), filed a Form ABS-15G
pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 15, 2022.  The CIK number of GE Capital US
Holdings, Inc. is 0001660492.

KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
November 02, 2022.  The CIK number of KeyBank is 0001089877.

Starwood Mortgage Funding II LLC, formerly known as Archetype
Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 19, 2022.
The CIK number of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC is 0001682523.

Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
Each of the Santa Anita Mall Mortgage Loan and the Valencia Town
Center Mortgage Loan is a Significant Obligor within the meaning of
Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus
Supplement for UBS-Barclays Commercial Mortgage Trust 2013-C5.

The Santa Anita Mall Mortgage Loan (Prospectus Supplement ID 1) was paid in full on September 1, 2022. Significant obligor financial information for the Santa
Anita Mall Mortgage Loan is omitted from this periodic report on Form 10-D and will be omitted from future periodic reports on Form 10-D for this issuing entity.

Based on the borrower's operating statement with an end date of
September 30, 2022, Loan 30291655 (Prospectus Supplement ID 2,
Valencia Town Center), had a year-to-date 2022 Net Operating Income of $12,817,613.00 as of September 30, 2022.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D/A:

(99.1)    Amended Monthly Report distributed to holders of the
         certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the December 12, 2022 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Andrew Lisa
Name:  Andrew Lisa
Title: Director

/s/ Nicholas Galeone
Name:  Nicholas Galeone
Title: President

Date:    December 28, 2022